Cover	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Entity Registrant Name	Navient Corporation
Entity Central Index Key	0001593538
Document Type	DEFR14A
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	Dec. 31, 2023
Entity Filer Category	Non-accelerated Filer